Prepayments And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deductible input VAT	37,254	34,157	5,235
Prepayments	14,217	14,773	2,267
Deferred IPO costs	9,686	—	—
Deposits	2,663	5,258	806
Interest receivables	7,194	2,016	309
Others	1,326	1,125	172

	72,340	57,329	8,789